RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of leasing transactions with Ship Finance
A summary of leasing transactions with SFL in the years ended December 31, 2019, 2018 and 2017 are as follows;

(in thousands of $)	2019	2018	2017
Charter hire paid (principal and interest)	11,745	47,324	75,055
Lease termination payments	—	(22,391)	(19,006)
Lease interest expense	6,940	16,400	25,980
Contingent rental income	(2,607)	(19,738)	(26,148)
Remaining lease obligation	87,930	99,784	299,016

Schedule of net amounts earned (incurred) from related parties excluding Ship Finance
A summary of net amounts earned from (paid to) related parties for the years ended December 31, 2019, 2018 and 2017 are as follows:

(in thousands of $)	2019	2018	2017
Seatankers Management Co. Ltd	18,878	7,152	3,420
SFL	1,591	2,001	3,473
Golden Ocean	6,851	7,138	6,671
Seatankers Management Norway AS	(705)	(735)	(767)
Arcadia Petroleum Limited	3,197	—	—
Seadrill Limited	367	279	470
Archer Limited	418	317	238
Flex LNG Ltd	1,195	1,788	4,432
North Atlantic Drilling Ltd	—	29	37
Avance Gas	518	—	—
Other related parties	197	101	67

Schedule of related party receivables
A summary of balances due from related parties at December 31, 2019 and 2018 is as follows:

(in thousands of $)	2019	2018
SFL	4,982	1,653
Seatankers Management Co. Ltd	5,490	2,657
Archer Limited	94	173
Golden Ocean	3,593	2,370
Seadrill Limited	554	538
Arcadia Petroleum Limited	—	—
Flex LNG Ltd	391	210
North Atlantic Drilling Ltd	25	116
Avance Gas	240
Other related parties	212	178
	15,581	7,895

Schedule of Related Party Payables
A summary of balances due to related parties at December 31, 2019 and 2018 is as follows:

(in thousands of $)	2019	2018
SFL Corporation Ltd	9,193	8,886
Seatankers Management Co. Ltd	4,037	3,236
Golden Ocean	6,241	5,558
Flex LNG Ltd	636	1,058
Avance Gas	79	—
	20,186	18,738